15. FINANCIAL INSTRUMENTS & FINANCIAL RISK MANAGEMENT: Schedule of financial instruments carried at fair value (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of financial instruments carried at fair value

The Company’s financial instruments carried at fair value are as follows:

Fair value at January 31, 2019
	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$ 564,507	$ -	$ -

Fair value at January 31, 2018
	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$ 696,395	$ -	$ -